Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Property, plant and equipment, gross	$ 48,196	$ 34,250
Accumulated depreciation	(18,941)	(16,761)
Property, plant and equipment, net	29,255	17,489
Computer and peripheral equipment [Member]
Cost:
Property, plant and equipment, gross	4,720	3,748
Office furniture and equipment [Member]
Cost:
Property, plant and equipment, gross	2,233	1,818
Machinery and equipment [Member]
Cost:
Property, plant and equipment, gross	16,968	13,823
Leasehold Improvements [Member]
Cost:
Property, plant and equipment, gross	8,627	8,337
Building and land [Member]
Cost:
Property, plant and equipment, gross	$ 15,648	$ 6,524